John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Preferred securities 74.4% (50.2% of Total investments)		$586,233,969
(Cost $551,036,941)
Communication services 2.9%		22,363,325
Diversified telecommunication services 0.4%
Qwest Corp., 6.125%	107,500	2,690,725
Wireless telecommunication services 2.5%
Telephone & Data Systems, Inc., 5.875%	100,000	2,545,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,931,550
Telephone & Data Systems, Inc., 6.875%	170,000	4,406,400
United States Cellular Corp., 6.950%	185,000	4,789,650
Consumer discretionary 0.7%		5,610,000
Internet and direct marketing retail 0.7%
QVC, Inc., 6.250%	220,000	5,610,000
Consumer staples 2.5%		19,285,500
Food and staples retailing 2.5%
Ocean Spray Cranberries, Inc., 6.250% (A)	224,250	19,285,500
Energy 0.7%		5,714,100
Oil, gas and consumable fuels 0.7%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,714,100
Financials 20.3%		160,275,342
Banks 9.6%
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	240,650	6,993,289
JPMorgan Chase & Co., 6.100%	650,000	16,594,500
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	5,162,480
The PNC Financial Services Group, Inc., 5.375%	180,000	4,624,200
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	311,600	8,562,768
Truist Financial Corp., 5.200%	110,000	2,805,000
Truist Financial Corp., 5.200% (B)(C)	130,000	3,316,300
U.S. Bancorp, 5.150%	500,000	12,825,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	351,000	9,659,520
Wells Fargo & Company, 6.000%	205,000	5,196,750
Capital markets 7.3%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	7,177,738
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	430,025	12,664,236
State Street Corp., 5.250%	1,005,000	25,778,250
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	703,500
The Bank of New York Mellon Corp., 5.200%	442,000	11,500,840
Consumer finance 0.4%
Capital One Financial Corp., 6.000% (D)	136,000	3,451,000
Insurance 3.0%
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	8,128,490
Brighthouse Financial, Inc., 6.600%	125,485	3,522,364
Prudential Financial, Inc., 5.750%	50,000	1,308,000
Prudential PLC, 6.750%	150,000	4,126,500
W.R. Berkley Corp., 5.625% (B)(C)	240,351	6,174,617
Information technology 2.3%		18,377,600
Semiconductors and semiconductor equipment 2.3%
Broadcom, Inc., 8.000% (C)	16,000	18,377,600
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate 3.3%		$25,610,821
Equity real estate investment trusts 3.3%
American Homes 4 Rent, Series D, 6.500%	100,000	2,644,000
Crown Castle International Corp., 6.875% (C)	6,500	8,636,438
Digital Realty Trust, Inc., 6.625%	18,275	490,867
Diversified Healthcare Trust, 5.625%	554,690	13,839,516
Utilities 41.7%		328,997,281
Electric utilities 18.5%
Duke Energy Corp., 5.125%	192,458	5,003,908
Duke Energy Corp., 5.750%	160,000	4,520,000
Interstate Power & Light Company, 5.100%	1,204,700	30,671,662
NextEra Energy Capital Holdings, Inc., 5.125%	185,000	4,815,550
NSTAR Electric Company, 4.250%	13,347	1,348,047
NSTAR Electric Company, 4.780%	100,000	10,200,000
PPL Capital Funding, Inc., 5.900%	1,150,320	29,494,205
SCE Trust II, 5.100%	1,097,000	27,425,000
The Southern Company, 6.250%	155,000	4,006,750
The Southern Company, 6.750% (C)	485,000	27,543,150
Union Electric Company, 3.700%	12,262	1,117,881
Gas utilities 2.3%
South Jersey Industries, Inc., 7.250% (C)	259,200	12,936,672
Spire, Inc., 5.900%	183,775	4,985,816
Multi-utilities 20.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	8,697,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	571,150	16,232,083
CenterPoint Energy, Inc., 7.000% (C)	950,000	45,657,000
Dominion Energy, Inc., 7.250% (C)	314,850	34,548,491
DTE Energy Company (Callable 3-3-20), 5.250%	184,987	4,756,016
DTE Energy Company, 6.250% (C)	237,000	12,150,990
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	9,681,210
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	6,995,000
Sempra Energy, 5.750%	45,000	1,202,850

Sempra Energy, 6.750% (C)	200,000	25,008,000
Common stocks 56.6% (38.3% of Total investments)		$446,381,560
(Cost $296,263,417)
Communication services 3.8%		30,133,700
Diversified telecommunication services 3.8%
AT&T, Inc. (C)	485,000	18,245,700
Verizon Communications, Inc. (C)	200,000	11,888,000
Consumer staples 1.0%		7,608,400
Tobacco 1.0%
Philip Morris International, Inc.	92,000	7,608,400
Energy 14.1%		111,494,484
Oil, gas and consumable fuels 14.1%
BP PLC, ADR	735,950	26,589,874
Enbridge, Inc. (B)(C)	281,200	11,436,404
Kinder Morgan, Inc. (B)(C)	819,001	17,092,551
ONEOK, Inc.	410,000	30,696,700
Royal Dutch Shell PLC, ADR, Class A	125,421	6,540,705
The Williams Companies, Inc. (B)(C)	925,000	19,138,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Financials 3.5%		$27,648,550
Banks 1.3%
PacWest Bancorp	295,000	10,339,750
Capital markets 2.2%
Ares Management Corp., Class A	480,000	17,308,800
Utilities 34.2%		269,496,426
Electric utilities 23.8%
Alliant Energy Corp.	329,000	19,529,440
American Electric Power Company, Inc. (B)(C)	200,000	20,844,000
Avangrid, Inc.	381,500	20,318,690
Duke Energy Corp. (B)(C)	270,000	26,360,100
Entergy Corp.	60,000	7,891,200
Eversource Energy (B)(C)	263,264	24,336,124
FirstEnergy Corp.	250,000	12,697,500
OGE Energy Corp.	400,000	18,340,000
Pinnacle West Capital Corp. (B)(C)	50,000	4,884,500
PPL Corp. (B)(C)	505,000	18,275,950
Xcel Energy, Inc.	200,000	13,838,000
Multi-utilities 10.4%
Black Hills Corp. (B)(C)	200,000	16,606,000
Dominion Energy, Inc. (B)(C)	240,000	20,580,000
DTE Energy Company	160,000	21,217,600
National Grid PLC, ADR (B)(C)	164,166	10,880,922
NiSource, Inc.	440,000	12,896,400

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 16.4% (11.1% of Total investments)				$129,536,666
(Cost $118,295,351)
Communication services 0.4%				2,924,477
Wireless telecommunication services 0.4%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (C)	7.000	04-04-79	2,480,000	2,924,477
Consumer discretionary 1.3%				10,717,173
Automobiles 1.3%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(E)	6.500	09-30-28	10,046,000	10,717,173
Energy 0.5%				4,366,040
Oil, gas and consumable fuels 0.5%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (C)	6.250	03-01-78	4,000,000	4,366,040
Financials 12.4%				97,518,686
Banks 12.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(C)(E)	5.875	03-15-28	4,500,000	5,034,375
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(E)	7.000	08-16-28	15,590,000	18,435,175
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (C)(E)	7.375	08-19-25	14,400,000	16,731,360
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (C)(E)	6.000	07-06-23	18,000,000	18,990,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (C)(E)	6.375	04-06-24	2,500,000	2,675,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(E)	6.500	03-23-28	10,000,000	11,137,500
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (B)(C)(E)	5.700	04-15-23	3,000,000	$3,147,060
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(E)	6.750	02-01-24	7,334,000	8,268,058
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(E)	7.500	06-27-24	9,750,000	10,926,338
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(E)	5.900	06-15-24	2,000,000	2,173,820
Utilities 1.8%				14,010,290
Electric utilities 0.2%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (C)(E)	6.250	02-01-22	1,750,000	1,812,790
Multi-utilities 1.6%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(C)(E)	6.125	09-01-23	9,000,000	9,585,000
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(C)(E)	5.650	06-15-23	2,500,000	2,612,500

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5% (0.4% of Total investments)				$4,165,000
(Cost $4,164,657)
U.S. Government Agency 0.5%				4,033,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	875,000	875,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	3,158,000	3,158,000

	Par value^	Value
Repurchase agreement 0.0%		132,000

Repurchase Agreement with State Street Corp. dated 1-31-20 at 0.550% to be repurchased at $132,006 on 2-3-20, collateralized by $125,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $135,338)	132,000	132,000
Total investments (Cost $969,760,366) 147.9%		$1,166,317,195
Other assets and liabilities, net (47.9%)		(377,913,413)
Total net assets 100.0%		$788,403,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 1-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-20 was $462,278,522. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $199,427,134.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-20:
United States	86.1%
United Kingdom	5.7%
Canada	4.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

France	3.0%
Other countries	1.2%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Mar 2020	$(111,377,809)	$(113,224,375)	$(1,846,566)
						$(1,846,566)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(2,082,424)	$(2,082,424)
								—	$(2,082,424)	$(2,082,424)

(a)	At 1-31-20, the 3 month LIBOR was 1.751%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$22,363,325	$22,363,325	—	—
Consumer discretionary	5,610,000	5,610,000	—	—
Consumer staples	19,285,500	—	$19,285,500	—
Energy	5,714,100	5,714,100	—	—
Financials	160,275,342	156,824,342	—	$3,451,000
Information technology	18,377,600	18,377,600	—	—
Real estate	25,610,821	16,974,383	8,636,438	—
Utilities	328,997,281	307,998,190	20,999,091	—
Common stocks	446,381,560	446,381,560	—	—
Corporate bonds	129,536,666	—	129,536,666	—
Short-term investments	4,165,000	—	4,165,000	—
Total investments in securities	$1,166,317,195	$980,243,500	$182,622,695	$3,451,000
Derivatives:
Liabilities
Futures	$(1,846,566)	$(1,846,566)	—	—
Swap contracts	(2,082,424)	—	$(2,082,424)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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